Loans and borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details loans and borrowings [line items]
K EUR 35,000 EIB bank loan	€ 35,000	€ 35,000	€ 10,000
K EUR 28,000 acquisition bank loan	18,621	21,612	24,576
K EUR 18,000 secured bank loans	17,013	17,429	17,739
K EUR 12,300 bank loans ACTech	10,470	11,850	12,300
K EUR 9,050 other facility loans	2,910	3,599	4,299
Bank investment loans - top 20 outstanding	17,280	22,132	23,801
Bank investment loans - other	2,681	4,429	3,808
Lease liabilities (2018: Finance leases)	10,624	9,876	6,809
Institutional loan	353	824	1,492
Convertible bond	0	1,000	1,000
Related party loan	158	187	214
Total loans and borrowings	115,110	127,938	106,038
Current	17,523	16,838	13,598
Non-current	€ 97,588	€ 111,100	€ 92,440